Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2022.

	2022	2023	2024	2025	2026	Thereafter	Total

	(in thousands)
Secured term loan facilities and revolving credit facilities	$82,808	$229,460	$209,633	$92,380	$50,403	$27,602	$692,286
2020 Bonds	—	—	—	100,000	—	—	100,000
2018 Bonds	—	71,697	—	—	—	—	71,697
Office operating leases 1	112	224	903	1,203	1,018	1,245	4,705
Navigator Aurora Facility 2	—	—	—	—	51,488	—	51,488

Total contractual obligations	$82,920	$301,381	$210,536	$193,583	$102,909	$28,847	$920,176

1
The Company occupies office space in London with a new lease commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary from the lease commencement date. The annual gross rent under this lease is approximately $1.1 million, with an initial rent free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised.

The Company entered into a lease for office space in New York that expired on June 30, 2022. The annual gross rent under this lease was approximately $0.4 million, subject to certain adjustments.
The lease term for our representative office in Gdynia, Poland was revised from January 2022 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000.
The Company occupies office space in Copenhagen with a lease commenced in September 2021 that expires in December 2025. The gross rent per year is approximately $180,000.
The weighted average remaining contractual lease term for the above four office leases on June 30, 2022, was 4.4 years (December 31, 2021: 3.1 years).

2
The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 16—Variable Interest Entities to our unaudited condensed consolidated financial statements.